Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2021
Index 600 Stock Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Index 600 Stock Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to achieve investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index (“S&P SmallCap 600® Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was28.06% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio employs a “passive management,” or indexing, investment approach designed to track the performance of the S&P SmallCap 600® Index. S&P SmallCap 600® Index is composed of domestic stocks with market capitalizations ranging between approximately $203 million to $13 billion as of March 31, 2021. The Portfolio attempts to achieve its objective by investing all, or substantially all, of its assets in stocks that make up the S&P SmallCap 600® Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in equity index futures and exchange traded funds for cash management and liquidity purposes and to help achieve full replication.Standard & Poor’s constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its float-adjusted market value. For example, the 50 largest companies in the index may account for over 50% of its value.Because the Portfolio is managed with a goal of fully replicating the underlying S&P SmallCap 600® Index, the approach employed by the Portfolio with respect to reconstitution and rebalancing aligns with the process followed generally by the S&P SmallCap 600® Index. Changes to the underlying company constituents of the S&P SmallCap 600® Index are made on an as-needed basis and are usually announced several days before they are scheduled to be implemented. The S&P SmallCap 600® Index typically makes weightings adjustments based on changes in the amount of a constituent company’s shares outstanding on a quarterly basis. The constituent and share-based weightings changes made by S&P SmallCap 600® Index will be made in a parallel fashion by the Portfolio on substantially the same timeline. Additionally, the Portfolio utilizes cash equitization instruments, and rebalancing occurs as necessary to maintain balances within established target ranges for these instruments. Cash equitization as employed by the Portfolio is a strategy pursuant to which the Portfolio will acquire certain derivative instruments, such as equity index futures, whereby the futures will be utilized to replicate index returns and enable the Portfolio to be fully invested, while still maintaining cash balances as needed by the Portfolio. This strategy works to limit the extent to which uninvested cash will weigh negatively on overall Portfolio returns when markets go up.The Index 600 Stock Portfolio’s ability to match the performance of the S&P SmallCap 600® Index will be affected to some extent by the size and timing of cash flows into and out of the Index 600 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects.•Small Cap Company Risk – Investing in small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.•Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, and the risk of adverse price movements in the market. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include counterparty and liquidity risks. In particular, the Portfolio’s purchase of total return equity swap agreements may pose risk arising from losses if the underlying reference asset does not perform as anticipated; such agreements are also subject to counterparty credit, liquidity and leveraging risks. The Portfolio’s purchase of futures contracts may involve risks related to imperfect correlation between the prices of such instruments and the price of the underlying asset, as well as leverage, liquidity and volatility risks. .•Equity Securities Risk – The value of equity securities, such as the stocks in which the Portfolio invests, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.•Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error. ETFs are also subject to the risk that their market prices may trade at a premium or discount to their net asset value, which means the Portfolio will overpay for an ETF’s assets if it is trading at a premium and will get less than the value of the ETF’s assets when selling if it is trading at a discount. An active market for an ETF may not be developed or maintained. Trading of an ETF’s shares may be halted by the exchange, in which case the Portfolio would be unable to sell its ETF shares unless and until trading is resumed.•Indexing Strategy Risk –A Portfolio using a passive management strategy is not “actively” managed, and therefore does not engage in shifting portfolio assets to take advantage of market opportunity, and does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. Since the Portfolio implements a full replication strategy with respect to the index which it tracks, to the extent the index has a significant allocation to an industry or group of industries, a particular sector, or to a single issuer or small number of issuers, the Portfolio will exhibit a significant investment level in that industry, group of industries, sector, issuer or small number of issuers. Portfolio performance may be adversely affected by a significant investment in an industry, group of industries, sector, issuer or small number of issuers, and may be more susceptible to adverse economic, market, political or regulatory developments affecting the industry, group of industries sector or issuer(s) subject to a significant level of investment.•Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments. Such events include the pandemic spread of the novel coronavirus known as COVID-19, the ongoing effects of which are unpredictable and may result in significant and adverse effects on the value of securities owned by the Portfolio and Portfolio performance.•Tracking Error Risk – The Portfolio may be subject to tracking error, which is the divergence of the Portfolio’s performance from that of the underlying index. Tracking error may occur due to a number of factors, including differences between the securities held in the Portfolio and those included in the underlying index, and based upon the fact that the Portfolio incurs feesand expenses, while the underlying index does not. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.•Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Prior to February 1, 2021, the Portfolio was managed by Mason Street Advisors, LLC. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown. Returns are based on past results and are not an indication of future performance.Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return <br/>(for periods ended December 31, 2020)
Index 600 Stock Portfolio | Index 600 Stock Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees(fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.31%	[1]
1 Year	rr_ExpenseExampleYear01	$ 32
3 Years	rr_ExpenseExampleYear03	100
5 Years	rr_ExpenseExampleYear05	174
10 Years	rr_ExpenseExampleYear10	$ 393
2011	rr_AnnualReturn2011	0.90%
2012	rr_AnnualReturn2012	15.80%
2013	rr_AnnualReturn2013	40.67%
2014	rr_AnnualReturn2014	5.34%
2015	rr_AnnualReturn2015	(2.35%)
2016	rr_AnnualReturn2016	26.12%
2017	rr_AnnualReturn2017	12.93%
2018	rr_AnnualReturn2018	(8.78%)
2019	rr_AnnualReturn2019	22.44%
2020	rr_AnnualReturn2020	10.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.66%)
1 Yr	rr_AverageAnnualReturnYear01	10.93%
5 Yr	rr_AverageAnnualReturnYear05	12.03%
10 Yr	rr_AverageAnnualReturnYear10	11.55%
Index 600 Stock Portfolio | S&P SmallCap 600® Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.29%
5 Yr	rr_AverageAnnualReturnYear05	12.36%
10 Yr	rr_AverageAnnualReturnYear10	11.91%
Index 600 Stock Portfolio | Lipper® Variable Insurance Products (VIP) Small Cap Core Funds Average(reflects deductions for fees and expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	12.21%
5 Yr	rr_AverageAnnualReturnYear05	10.64%
10 Yr	rr_AverageAnnualReturnYear10	9.82%

[1]	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include the Acquired Fund Fees and Expenses.